Expense Example	Sep. 24, 2026 USD ($)
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Brookstone Value Stock ETF | Brookstone Value Stock ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,229
Brookstone Active ETF | Brookstone Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,268
Brookstone Opportunities ETF | Brookstone Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	11,357
Brookstone Yield ETF | Brookstone Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,517